Interbank Borrowings - Schedule of Interbank Borrowings from Financial Institutions by Maturity (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total	$ 2,646,756	$ 2,327,723
1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	1,997,751	1,829,814
Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total	442,784	319,870
2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	83,908	17,595
3 year [member]
Disclosure of detailed information about borrowings [line items]
Total	80,073	77,993
4 year [member]
Disclosure of detailed information about borrowings [line items]
Total	7,521	11,644
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 34,719	$ 70,807